Discontinued Operations (Assets and Liabilities of the Disposal Groups Held for Sale) (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restricted cash	$ 3,600
Assets of disposal group held for sale	49,824	$ 1,249	$ 5,813
Notes payable		958	5,197
Liabilities of disposal group held for sale	32,036	958	$ 5,197
Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Property and equipment, net	44,082	1,249
Goodwill	2,078	0
Comparative | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restricted cash	3,624	0
Goodwill	2,078	0
Other assets	40	0
Assets of disposal group held for sale	49,824	1,249
Notes payable	32,036	958
Liabilities of disposal group held for sale	32,036	958
Comparative | Equipment and other, net | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Property and equipment, net	2,686	0
Comparative | Land, net | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Property and equipment, net	2,813	0
Comparative | Buildings and improvements, net | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Property and equipment, net	$ 38,583	1,249
Actual | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restricted cash		5,887
Goodwill		2,078
Other assets		35
Assets of disposal group held for sale		54,087
Notes payable		37,187
Liabilities of disposal group held for sale		37,187
Actual | Equipment and other, net | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Property and equipment, net		2,866
Actual | Land, net | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Property and equipment, net		2,814
Actual | Buildings and improvements, net | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Property and equipment, net		$ 40,407